Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Generated from Operations
Net income	$ 785	$ 2,046	$ 4,913
Depreciation and amortization	2,584	2,522	2,590
Goodwill and asset impairment charges and other (Notes 6 and 14)	453	2,775	0
Deferred income taxes (Note 19)	174	(185)	(58)
Income from equity investments (Note 11)	(1,054)	(898)	(1,019)
Impairment of equity investment (Notes 7 and 11)	3,048	0	0
Distributions received from operating activities of equity investments (Note 11)	1,025	975	1,123
Employee post-retirement benefits funding, net of expense (Note 27)	(29)	(5)	(19)
Net (gain)/loss on sale of assets (Note 30)	0	(30)	50
Equity allowance for funds used during construction	(248)	(191)	(235)
Unrealized losses/(gains) on financial instruments	135	194	(103)
Expected credit loss provision	163	0	0
Foreign exchange losses on loan receivable from affiliate (Note 12)	28	41	86
Other	(50)	(67)	57
Increase in operating working capital (Note 29)	(639)	(287)	(327)
Net cash provided by operations	6,375	6,890	7,058
Investing Activities
Capital expenditures (Note 4)	(6,678)	(5,924)	(8,013)
Capital projects in development (Note 4)	(49)	0	(122)
Contributions to equity investments (Notes 4, 7 and 11)	(3,433)	(1,210)	(765)
Keystone XL contractual recoveries (Note 6)	571	0	0
Proceeds from sales of assets, net of transaction costs	0	35	3,407
Loans to affiliate issued, net (Notes 7 and 12)	(11)	(239)	0
Other distributions from equity investments (Note 11)	2,632	73	0
Deferred amounts and other	(41)	(447)	(559)
Net cash used in investing activities	(7,009)	(7,712)	(6,052)
Financing Activities
Notes payable issued/(repaid), net	766	1,003	(220)
Long-term debt issued, net of issue costs	2,508	10,730	5,770
Long-term debt repaid	(1,338)	(7,758)	(3,977)
Junior subordinated notes issued, net of issue costs	1,008	495	0
Gain/(loss) on settlement of financial instruments	23	(10)	(130)
Redeemable non-controlling interest repurchased (Note 6)	0	(633)	0
Contributions from redeemable non-controlling interest (Note 6)	0	0	1,033
Dividends on common shares	(3,192)	(3,317)	(2,987)
Dividends on preferred shares	(106)	(141)	(159)
Distributions to non-controlling interests	(44)	(74)	(221)
Distributions on Class C Interests (Note 6)	(43)	(16)	0
Common shares issued, net of issue costs	1,905	148	91
Preferred shares redeemed (Note 25)	(1,000)	(500)	0
Acquisition of TC PipeLines, LP transaction costs (Note 23)	0	(15)	0
Net cash provided by/(used in) financing activities	487	(88)	(800)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	94	53	(19)
(Decrease)/Increase in Cash and Cash Equivalents	(53)	(857)	187
Cash and Cash Equivalents, Beginning of year	673	1,530	1,343
Cash and Cash Equivalents, End of year	$ 620	$ 673	$ 1,530